UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21284

AllianzGI Convertible & Income Fund

(Exact name of registrant as specified in charter)

1633 Broadway, New York, NY 10019

(Address of principal executive offices) (Zip code)

Lawrence G. Altadonna

1633 Broadway,

New York, NY 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: February 28

Date of reporting period: November 30, 2017

Item 1. Schedule of Investments

Schedule of Investments

AllianzGI Convertible & Income Fund

November 30, 2017 (unaudited)

Principal Amount (000s)		Value*
CORPORATE BONDS & NOTES—40.3%
	Aerospace & Defense—1.7%
$6,636	Kratos Defense & Security Solutions, Inc., 7.00%, 5/15/19	$6,838,398
7,540	TransDigm, Inc., 6.50%, 5/15/25	7,714,174
1,420	Triumph Group, Inc., 7.75%, 8/15/25 (a)(b)	1,533,600

		16,086,172

	Auto Manufacturers—0.5%
4,660	Navistar International Corp., 6.625%, 11/1/25 (a)(b)	4,837,686

	Building Materials—0.6%
5,665	U.S. Concrete, Inc., 6.375%, 6/1/24	6,104,038

	Chemicals—2.7%
7,500	Chemours Co., 6.625%, 5/15/23	7,968,750
4,790	Kraton Polymers LLC, 7.00%, 4/15/25 (a)(b)	5,185,175
5,670	Platform Specialty Products Corp., 6.50%, 2/1/22 (a)(b)	5,875,537
6,720	Tronox Finance LLC, 7.50%, 3/15/22 (a)(b)	7,072,800

		26,102,262

	Commercial Services—1.8%
8,050	Cenveo Corp., 6.00%, 5/15/24 (a)(b)	7,084,000
7,375	Monitronics International, Inc., 9.125%, 4/1/20	6,250,312
3,500	United Rentals North America, Inc., 5.50%, 7/15/25	3,736,250

		17,070,562

	Computers—1.9%
5,203	DynCorp International, Inc., PIK 1.50%, 11.875%, 11/30/20	5,527,894
7,350	Harland Clarke Holdings Corp., 9.25%, 3/1/21 (a)(b)	7,487,813
3,935	Western Digital Corp., 10.50%, 4/1/24	4,576,897

		17,592,604

	Distribution/Wholesale—0.6%
5,380	H&E Equipment Services, Inc., 5.625%, 9/1/25 (a)(b)	5,649,000

	Diversified Financial Services—3.5%
	Community Choice Financial, Inc.,
10,085	10.75%, 5/1/19	8,925,225
7,130	12.75%, 5/1/20 (a)(b)	5,739,650
	Nationstar Mortgage LLC,
2,500	7.875%, 10/1/20	2,554,062
5,300	9.625%, 5/1/19	5,460,325
	Navient Corp.,
1,575	7.25%, 9/25/23	1,704,938
3,210	8.45%, 6/15/18	3,317,535
4,935	Springleaf Finance Corp., 8.25%, 10/1/23	5,477,850

		33,179,585

	Electric Utilities—0.6%
5,585	NRG Energy, Inc., 6.25%, 5/1/24	5,948,025

	Engineering & Construction—0.6%
5,100	Tutor Perini Corp., 6.875%, 5/1/25 (a)(b)	5,433,540

	Entertainment—0.7%
2,695	AMC Entertainment Holdings, Inc., 6.125%, 5/15/27	2,684,894
4,000	Cedar Fair L.P., 5.375%, 6/1/24	4,210,000

		6,894,894

	Healthcare-Services—2.9%
2,835	Community Health Systems, Inc., 6.25%, 3/31/23	2,664,900
5,430	DaVita, Inc., 5.125%, 7/15/24	5,535,206
3,860	Envision Healthcare Corp., 6.25%, 12/1/24 (a)(b)	4,086,775
3,800	HCA, Inc., 7.50%, 2/15/22	4,299,320
7,955	Kindred Healthcare, Inc., 8.75%, 1/15/23	7,994,775
3,500	Tenet Healthcare Corp., 7.00%, 8/1/25 (a)(b)	3,189,375

		27,770,351

Schedule of Investments

AllianzGI Convertible & Income Fund

November 30, 2017 (unaudited) (continued)

Principal Amount (000s)		Value*
	Home Builders—0.5%
$4,395	Beazer Homes USA, Inc., 8.75%, 3/15/22	$4,829,006

	Internet & Catalog Retail—0.3%
2,800	Netflix, Inc., 5.875%, 2/15/25	3,003,000

	Iron/Steel—1.1%
	AK Steel Corp.,
2,025	7.00%, 3/15/27	2,015,280
1,315	7.50%, 7/15/23	1,433,350
5,975	United States Steel Corp., 8.375%, 7/1/21 (a)(b)	6,535,156

		9,983,786

	Machinery-Construction & Mining—0.5%
4,245	Terex Corp., 5.625%, 2/1/25 (a)(b)	4,486,434

	Media—2.2%
7,370	Cablevision Systems Corp., 8.00%, 4/15/20	7,904,325
3,740	Gray Television, Inc., 5.875%, 7/15/26 (a)(b)	3,805,450
4,671	LiveStyle, Inc., 9.625%, 2/1/19 (a)(b)(c)(h)(j) (acquisition cost-$4,879,905; purchased 5/7/14-2/26/15)	93
8,355	McClatchy Co., 9.00%, 12/15/22	8,736,197

		20,446,065

	Metal Fabricate/Hardware—0.4%
3,830	Park-Ohio Industries, Inc., 6.625%, 4/15/27	4,131,613

	Mining—1.8%
5,100	Alcoa Nederland Holding BV, 7.00%, 9/30/26 (a)(b)	5,788,500
3,555	Constellium NV, 6.625%, 3/1/25 (a)(b)	3,786,075
2,775	Hudbay Minerals, Inc., 7.625%, 1/15/25 (a)(b)	3,076,781
3,950	Joseph T. Ryerson & Son, Inc., 11.00%, 5/15/22 (a)(b)	4,461,525

		17,112,881

	Oil, Gas & Consumable Fuels—4.6%
2,700	Calumet Specialty Products Partners L.P., 6.50%, 4/15/21	2,703,375
1,900	Carrizo Oil & Gas, Inc., 6.25%, 4/15/23	1,954,625
16,950	Cobalt International Energy, Inc., 10.75%, 12/1/21 (a)(b)	18,009,375
590	Ensco PLC, 5.20%, 3/15/25	486,750
7,225	EP Energy LLC, 9.375%, 5/1/20	5,382,625
2,835	NGL Energy Partners L.P., 7.50%, 11/1/23	2,927,137
975	Noble Holding International Ltd., 7.75%, 1/15/24	848,250
4,895	Oasis Petroleum, Inc., 6.875%, 3/15/22	4,999,019
4,530	Sanchez Energy Corp., 6.125%, 1/15/23	3,844,837
1,670	Transocean, Inc., 7.50%, 1/15/26 (a)(b)	1,720,100
820	Weatherford International Ltd., 8.25%, 6/15/23	815,388

		43,691,481

	Pharmaceuticals—1.2%
2,290	Endo Finance LLC, 5.375%, 1/15/23 (a)(b)	1,797,650
5,865	Horizon Pharma, Inc., 6.625%, 5/1/23	5,747,700
4,000	Valeant Pharmaceuticals International, Inc., 7.50%, 7/15/21 (a)(b)	3,970,000

		11,515,350

	Pipelines—0.4%
3,550	Energy Transfer Equity L.P., 5.50%, 6/1/27	3,718,625

	Real Estate—0.9%
3,085	Kennedy-Wilson, Inc., 5.875%, 4/1/24	3,185,263
5,365	Uniti Group L.P., 8.25%, 10/15/23	5,163,812

		8,349,075

	Retail—1.9%
3,500	Claire’s Stores, Inc., 9.00%, 3/15/19 (a)(b)	2,196,250
5,980	Conn’s, Inc., 7.25%, 7/15/22	5,994,950
2,835	Dollar Tree, Inc., 5.75%, 3/1/23	2,980,294
1,530	L Brands, Inc., 6.875%, 11/1/35	1,552,950
9,465	Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21 (a)(b)	5,442,375

		18,166,819

	Semiconductors—1.1%
5,355	Advanced Micro Devices, Inc., 7.00%, 7/1/24	5,622,750
4,645	Amkor Technology, Inc., 6.375%, 10/1/22	4,807,575

		10,430,325

Schedule of Investments

AllianzGI Convertible & Income Fund

November 30, 2017 (unaudited) (continued)

Principal Amount (000s)		Value*
	Software—0.7%
$5,035	Camelot Finance S.A., 7.875%, 10/15/24 (a)(b)	$5,400,038
1,480	Rackspace Hosting, Inc., 8.625%, 11/15/24 (a)(b)	1,591,000

		6,991,038

	Telecommunications—4.1%
3,500	Cincinnati Bell, Inc., 7.00%, 7/15/24 (a)(b)	3,403,750
9,370	Consolidated Communications, Inc., 6.50%, 10/1/22	8,585,262
5,290	Frontier Communications Corp., 10.50%, 9/15/22	4,205,550
2,685	GTT Communications, Inc., 7.875%, 12/31/24 (a)(b)	2,837,347
	Hughes Satellite Systems Corp.,
1,460	6.625%, 8/1/26	1,531,175
4,250	7.625%, 6/15/21	4,717,500
7,205	Sprint Communications, Inc., 11.50%, 11/15/21	8,790,100
8,229	Windstream Services LLC, 6.375%, 8/1/23 (a)(b)	5,389,995

		39,460,679

	Transportation—0.5%
4,830	XPO Logistics, Inc., 6.50%, 6/15/22 (a)(b)	5,065,463

	Total Corporate Bonds & Notes (cost-$395,851,167)	384,050,359

CONVERTIBLE BONDS & NOTES—31.8%
	Apparel & Textiles—1.3%
14,580	Iconix Brand Group, Inc., 1.50%, 3/15/18	12,320,100

	Auto Components—0.6%
6,155	Horizon Global Corp., 2.75%, 7/1/22	5,881,872

	Auto Manufacturers—1.0%
6,225	Navistar International Corp., 4.75%, 4/15/19	6,750,234
2,850	Tesla, Inc., 1.25%, 3/1/21	3,063,750

		9,813,984

	Biotechnology—0.8%
9,625	Intercept Pharmaceuticals, Inc., 3.25%, 7/1/23	7,736,094

	Building Materials—0.5%
4,275	Cemex S.A.B de C.V., 3.72%, 3/15/20	4,456,688

	Commercial Services—2.6%
13,510	Ascent Capital Group, Inc., 4.00%, 7/15/20	10,774,225
10,530	Huron Consulting Group, Inc., 1.25%, 10/1/19	10,016,662
3,705	ServiceSource International, Inc., 1.50%, 8/1/18	3,633,216

		24,424,103

	Distribution/Wholesale—0.7%
6,600	Titan Machinery, Inc., 3.75%, 5/1/19	6,608,250

	Diversified Financial Services—2.4%
9,320	Encore Capital Group, Inc., 3.00%, 7/1/20	10,956,825
12,165	PRA Group, Inc., 3.00%, 8/1/20	11,731,622

		22,688,447

	Electric Utilities—1.0%
9,230	NRG Yield, Inc., 3.25%, 6/1/20 (a)(b)	9,224,231

	Electrical Equipment—1.1%
	SunPower Corp.,
3,135	0.875%, 6/1/21	2,451,178
9,405	4.00%, 1/15/23	8,100,056

		10,551,234

	Energy-Alternate Sources—1.6%
16,800	SolarCity Corp., 1.625%, 11/1/19	15,550,500

	Engineering & Construction—0.3%
3,230	Layne Christensen Co., 4.25%, 11/15/18	3,169,438

	Equity Real Estate Investment Trusts (REITs)—1.4%
5,400	Two Harbors Investment Corp., 6.25%, 1/15/22	5,636,250
7,690	Western Asset Mortgage Capital Corp., 6.75%, 10/1/22	7,622,712

		13,258,962

Schedule of Investments

AllianzGI Convertible & Income Fund

November 30, 2017 (unaudited) (continued)

Principal Amount (000s)		Value*
	Healthcare/Healthcare Distributors—1.1%
$11,415	Aceto Corp., 2.00%, 11/1/20	$10,287,769

	Insurance—1.0%
12,780	AmTrust Financial Services, Inc., 2.75%, 12/15/44	9,257,513

	Iron/Steel—0.1%
910	AK Steel Corp., 5.00%, 11/15/19	1,122,144

	Oil, Gas & Consumable Fuels—2.8%
18,235	Helix Energy Solutions Group, Inc., 3.25%, 3/15/32	18,178,016
9,980	Whiting Petroleum Corp., 1.25%, 4/1/20	9,031,900

		27,209,916

	Pharmaceuticals—3.2%
16,145	Herbalife Ltd., 2.00%, 8/15/19	16,427,537
3,260	Horizon Pharma Investment Ltd., 2.50%, 3/15/22	3,029,763
7,800	Impax Laboratories, Inc., 2.00%, 6/15/22	7,668,375
3,415	Jazz Investments I Ltd., 1.50%, 8/15/24 (a)(b)	3,250,653

		30,376,328

	Pipelines—1.0%
13,370	Cheniere Energy, Inc., 4.25%, 3/15/45	9,375,713

	Retail—1.1%
10,425	RH, zero coupon, 6/15/19 (a)(b)	11,024,437

	Semiconductors—0.8%
2,850	Cypress Semiconductor Corp., 4.50%, 1/15/22	3,856,406
2,455	Micron Technology, Inc., 3.00%, 11/15/43, Ser. G	3,653,347

		7,509,753

	Software—1.8%
15,785	Avid Technology, Inc., 2.00%, 6/15/20	13,693,487
3,985	Synchronoss Technologies, Inc., 0.75%, 8/15/19	3,693,597

		17,387,084

	Telecommunications—1.1%
11,065	Gogo, Inc., 3.75%, 3/1/20	10,207,462

	Tobacco—1.7%
	Vector Group Ltd. (g),
5,665	3 mo. Cash Dividends on Common Stock + 1.75%, 1.75%, 4/15/20	6,521,831
6,215	3 mo. Cash Dividends on Common Stock + 2.50%, 2.50%, 1/15/19	9,757,550

		16,279,381

	Transportation—0.8%
3,990	Aegean Marine Petroleum Network, Inc., 4.25%, 12/15/21 (a)(b)	2,698,238
4,560	Echo Global Logistics, Inc., 2.50%, 5/1/20	4,636,950

		7,335,188

	Total Convertible Bonds & Notes (cost-$282,400,528)	303,056,591

Shares
CONVERTIBLE PREFERRED STOCK—22.9%
	Agriculture—0.9%
82,645	Bunge Ltd., 4.875% (e)	8,527,931

	Banks—4.5%
12,080	Bank of America Corp., 7.25%, Ser. L (e)	15,921,440
9,695	Huntington Bancshares, Inc., 8.50%, Ser. A (e)	13,720,849
9,880	Wells Fargo & Co., 7.50%, Ser. L (e)	13,249,080

		42,891,369

	Chemicals—0.9%
68,495	Rayonier Advanced Materials, Inc., 8.00%, 8/15/19, Ser. A	9,220,112

Schedule of Investments

AllianzGI Convertible & Income Fund

November 30, 2017 (unaudited) (continued)

Shares		Value*
	Commercial Services & Supplies—0.8%
145,890	Stericycle, Inc., 5.25%, 9/15/18	$7,624,211

	Diversified Financial Services—0.5%
5,700	Cowen, Inc., 5.625%, Ser. A (e)	4,778,139

	Diversified Telecommunication Services—0.2%
155,900	Frontier Communications Corp., 11.125%, 6/29/18, Ser. A	2,282,376

	Electric Utilities—2.1%
302,350	Dominion Energy, Inc., 6.75%, 8/15/19, Ser. A	15,991,291
66,215	NextEra Energy, Inc., 6.123%, 9/1/19	3,734,526

		19,725,817

	Equity Real Estate Investment Trusts (REITs)—4.4%
4,625	Crown Castle International Corp., 6.875%, 8/1/20, Ser. A	5,350,154
631,070	RLJ Lodging Trust, 1.95%, Ser. A (e)	17,278,697
410,065	Sutherland Asset Management Corp., 7.00%, 8/15/23	10,436,154
141,135	Welltower, Inc., 6.50%, Ser. I (e)	8,780,008

		41,845,013

	Hand/Machine Tools—1.8%
139,055	Stanley Black & Decker, Inc., 5.375%, 5/15/20	17,034,238

	Healthcare Providers & Services—2.4%
401,015	Anthem, Inc., 5.25%, 5/1/18	23,150,596

	Healthcare-Products—1.3%
199,155	Becton Dickinson and Co., 6.125%, 5/1/20, Ser. A	12,098,666

	Oil, Gas & Consumable Fuels—2.2%
159,375	Anadarko Petroleum Corp., 7.50%, 6/7/18	5,197,219
173,410	Kinder Morgan, Inc., 9.75%, 10/26/18, Ser. A	6,180,332
230,425	Sanchez Energy Corp., 6.50%, Ser. B (e)	4,686,844
12,485	Southwestern Energy Co., 6.25%, 1/15/18, Ser. B	180,908
82,895	WPX Energy, Inc., 6.25%, 7/31/18, Ser. A	4,710,094

		20,955,397

	Pharmaceuticals—0.9%
30,895	Teva Pharmaceutical Industries Ltd., 7.00%, 12/15/18	8,874,589

	Total Convertible Preferred Stock (cost-$226,111,595)	219,008,454

PREFERRED STOCK (a)(d)(f)(i)(j)—0.9%
	Media—0.9%
8,339	LiveStyle, Inc., Ser. A	833,900
76,572	LiveStyle, Inc., Ser. B	7,657,200
6,750	LiveStyle, Inc., Ser. B	68

	Total Preferred Stock (cost-$15,074,564)	8,491,168

COMMON STOCK (a)(d)(f)(i)—0.2%
	Advertising—0.2%
173,720	Affinion Group Holdings, Inc., Class A (h)(acquisition cost-$3,080,312; purchased 11/9/15-11/12/15)	1,773,681

	Aerospace & Defense—0.0%
8,295	Erickson, Inc.	266,436

	Media—0.0%
90,407	LiveStyle, Inc. (j)	9

	Total Common Stock (cost-$10,187,309)	2,040,126

Units
WARRANTS (a)(d)(f)(i)—0.0%
	Commercial Services—0.0%
2,062,338	Cenveo, Inc., strike price $12.00, expires 6/10/24	46,196

	Media—0.0%
19,500	LiveStyle, Inc., expires 11/30/21, Ser. C. (j)	2

	Total Warrants (cost-$246,984)	46,198

Schedule of Investments

AllianzGI Convertible & Income Fund

November 30, 2017 (unaudited) (continued)

Principal Amount (000s)		Value*
	Repurchase Agreements—3.9%
$36,893	State Street Bank and Trust Co., dated 11/30/17, 0.12%, due 12/1/17, proceeds $36,893,123; collateralized by U.S. Treasury Notes, 1.625%, due 2/15/26, valued at $37,635,050 including accrued interest (cost-$36,893,000)	$36,893,000

	Total Investments (cost-$966,765,147) (k)—100.0%	$953,585,896

* Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of official closing prices, last reported sales prices, or if no sales or closing prices are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. The Fund’s investments are valued daily using prices supplied by an independent pricing service or broker/dealer quotations, or by using the last sale or settlement price on the exchange that is the primary market for such securities, or the mean between the last bid and ask quotations. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Trustees (the “Board”) has adopted procedures for valuing portfolio securities and other financial instruments in circumstances where market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), and has delegated primary responsibility for applying the valuation methods to the investment manager, Allianz Global Investors U.S. LLC (the “Investment Manager”). The Fund’s Valuation Committee was established by the Board to oversee the implementation of the Fund’s valuation methods and to make fair value determinations on behalf of the Board, as necessary. The Investment Manager monitors the continued appropriateness of methods applied and identifies circumstances and events that may require fair valuation. The Investment Manager determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Investment Manager determines that a valuation method may no longer be appropriate, another valuation method previously approved by the Fund’s Valuation Committee may be selected or the Fund’s Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures adopted by the Board. The Board shall review and ratify the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Fund’s Valuation Committee.

Short-term debt instruments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing premiums or discounts based on their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. The Fund’s net asset value (“NAV”) is normally determined at the close of regular trading (normally, 4:00 p.m. Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $188,713,359, representing 19.8% of total investments.

(b)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $178,135,867, representing 18.7% of total investments.

(c)	In default.

(d)	Fair-Valued—Securities with an aggregate value of $10,577,492, representing 1.1% of total investments.

(e)	Perpetual maturity. The date shown, if any, is the next call date.

(f)	Level 3 security.

(g)	In addition to the coupon rate shown, the issuer is expected to pay additional interest based on the actual dividends paid on its common stock.

(h)	Restricted. The aggregate acquisition cost of such securities is $7,960,217. The aggregate value is $1,773,774, representing 0.2% of total investments.

(i)	Non-income producing.

(j)	A member of the Fund’s portfolio management team is a member of the board of directors of LiveStyle, Inc. The Fund’s aggregate value of investments in LiveStyle, Inc. represents 0.9% of total investments.

(k)	At November 30, 2017, the cost basis of portfolio securities for federal income tax purposes was $973,059,693. Gross unrealized appreciation was $69,456,658; gross unrealized depreciation was $88,930,455; and net unrealized depreciation was $19,473,797. The difference between book and tax cost was attributable to wash sale loss deferrals and the differing treatment of bond amortization.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

• Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

• Level 2 – valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

• Level 3 – valuations based on significant unobservable inputs (including the Investment Manager’s or Fund’s Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Fund to measure fair value during the nine months ended November 30, 2017 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Investments categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities within Level 2 and Level 3, in accordance with accounting principles generally accepted in the United States of America.

Equity Securities (Common and Preferred Stock and Warrants) —Equity securities traded in inactive markets are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Convertible Bonds & Notes—Convertible bonds & notes are valued by independent pricing services based on various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes—Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

A summary of the inputs used at November 30, 2017 in valuing the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments for more detailed information on Investments in Securities):

	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value at 11/30/17
Investments in Securities—Assets
Corporate Bonds & Notes	$—	$384,050,359	$—	$384,050,359
Convertible Bonds & Notes	—	303,056,591	—	303,056,591
Convertible Preferred Stock:
Agriculture	—	8,527,931	—	8,527,931
Banks	29,170,520	13,720,849	—	42,891,369
Diversified Financial Services	—	4,778,139	—	4,778,139
Healthcare-Products	—	12,098,666	—	12,098,666
Oil, Gas & Consumable Fuels	16,268,553	4,686,844	—	20,955,397
Pharmaceuticals	—	8,874,589	—	8,874,589
All Other	120,882,363	—	—	120,882,363
Preferred Stock	—	—	8,491,168	8,491,168
Common Stock	—	—	2,040,126	2,040,126
Warrants	—	—	46,198	46,198
Repurchase Agreements	—	36,893,000	—	36,893,000

Totals	$166,321,436	$776,686,968	$10,577,492	$953,585,896

At November 30, 2017, a security valued at $13,720,849 was transferred from Level 1 to Level 2. The transfer was a result of the security having used an exchange-traded closing price at February 28, 2017, and having used an evaluated price from a third-party independent pricing vendor on November 30, 2017.

At November 30, 2017, a security valued $9,220,112 was transferred from Level 2 to Level 1. The transfer was a result of the security having used an evaluated price from a third-party independent pricing vendor at February 28, 2017, and having used an exchange-traded closing price on November 30, 2017.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended November 30, 2017, was as follows:

	Beginning Balance 2/28/17	Purchases		Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3*	Ending Balance 11/30/17
Investments in Securities—Assets
Corporate Bonds & Notes:
Commercial Services	$7,224,875	—		—	$(11,474)	—	$(129,401)	—	$(7,084,000)	—
Preferred Stock	7,759,048	—		—	—	—	732,120	—	—	$8,491,168
Common Stock:
Advertising	2,581,479	—		—	—	—	(807,798)	—	—	1,773,681
Aerospace & Defense	—	$7,106,998	†	—	—	—	(6,840,562)	—	—	266,436
Media	9	—		—	—	—	—	—	—	9
Warrants:
Commercial Services	449,705	—		—	—	—	(403,509)	—	—	46,196
Media	2	—		—	—	—	—	—	—	2

Totals	$18,015,118	$7,106,998		—	$(11,474)	—	$(7,449,150)	$—	$(7,084,000)	$10,577,492

†	Issued via reorganization
*	Transferred out of Level 3 into Level 2 because an evaluated price from a third-party independent pricing vendor was used on November 30, 2017.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at November 30, 2017:

	Ending Balance at 11/30/17	Valuation Technique Used	Unobservable Inputs	Input Values
Investments in Securities—Assets
Preferred Stock	$8,491,100	Market and Company Comparables	EV Multiples Illiquidity Discount	0.77x (0.29x - 1.17x) 20%
Common Stock	$1,773,681	Market and Company Comparables	Broker quotes EV Multiples Illiquidity Discount	$11.50 ($11.00 - $12.00) 1.04x (0.24x - 1.51x) 30%
	$266,436	Market and Company Comparables	EV Multiples Illiquidity Discount	0.90x (0.74x - 1.13x) 40%
Warrants	$46,196	Black Scholes Model	Volatility	71%

The net change in unrealized appreciation/depreciation of Level 3 investments held at November 30, 2017 was $(7,319,749).

Glossary:

PIK—Payment-in-Kind

REIT—Real Estate Investment Trust

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are filed and attached hereto as Exhibit 99_CERT:

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AllianzGI Convertible & Income Fund

By	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo
President & Chief Executive Officer

Date:	January 18, 2018

By	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date:	January 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo
President & Chief Executive Officer

Date:	January 18, 2018

By	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date:	January 18, 2018